SHARE-BASED COMPENSATION - Share Based Compensation Expense (Details) ₽ in Millions, $ in Millions	1 Months Ended				12 Months Ended
	Dec. 31, 2023 RUB (₽)	Jan. 31, 2023 RUB (₽)	Jan. 31, 2023 USD ($)	Mar. 31, 2022 RUB (₽)	Dec. 31, 2023 RUB (₽)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)
SHARE-BASED COMPENSATION
Share-based compensation expenses	₽ 3,542	₽ 7,476	$ (83.4)	₽ 3,277	₽ 31,776	$ 354.3	₽ 24,038	₽ 20,829
Restricted Share Units ("RSUs")
SHARE-BASED COMPENSATION
Share-based compensation expenses					21,225	236.7	17,576	15,651
Synthetic Options and Business Unit Equity Awards
SHARE-BASED COMPENSATION
Share-based compensation expenses					9,556	106.5	5,396	1,925
RSUs in respect of Self-Driving Group
SHARE-BASED COMPENSATION
Share-based compensation expenses					433	4.8	304	1,280
Share options
SHARE-BASED COMPENSATION
Share-based compensation expenses					341	3.8	395	493
PSUs
SHARE-BASED COMPENSATION
Share-based compensation expenses					51	0.6	307	1,277
RSUs and Options in respect of MLU Group
SHARE-BASED COMPENSATION
Share-based compensation expenses								₽ 203
Other Business Unit Equity Awards
SHARE-BASED COMPENSATION
Share-based compensation expenses					₽ 170	$ 1.9	₽ 60